Organization and Significant Accounting Policies - Net Revenues (Details)	12 Months Ended
Dec. 31, 2024
Net Revenues
Revenue, Performance Obligation, Description of Payment Terms	Payment terms differ by jurisdiction and customer, but payment terms typically range from 30 to approximately 80 days from date of shipment and may be extended during the launch period of a new product.
Maximum
Net Revenues
Payment terms from date of shipment, period	80 days
Minimum
Net Revenues
Payment terms from date of shipment, period	30 days